Commitments and Contingencies	12 Months Ended
Mar. 31, 2026
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 11 — Commitments and Contingencies

Commitments

As of March 31, 2026, the Company had no commitments other than the lease obligations as discussed in Note 10.

Contingencies

In the ordinary course of business, the Company may be subject to certain legal proceedings, claims, and disputes that arise from the business operations. Although the outcomes of these legal proceedings cannot be predicted, the Company does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations or liquidity.

As of March 31, 2026, the Company had no outstanding lawsuits nor claims.